Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Committee does not take into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation. During 2024, the Company did not grant options (or similar awards) to any NEO during any period beginning four business days before and ending one business day after the filing of any periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any current report on Form 8-K that disclosed material non-public information. More broadly, the Company has not awarded options (or similar awards) in the last three years, and no such awards are currently outstanding or expected to be made.
Award Timing Method	The Committee does not take into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation. During 2024, the Company did not grant options (or similar awards) to any NEO during any period beginning four business days before and ending one business day after the filing of any periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any current report on Form 8-K that disclosed material non-public information. More broadly, the Company has not awarded options (or similar awards) in the last three years, and no such awards are currently outstanding or expected to be made.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not take into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation. During 2024, the Company did not grant options (or similar awards) to any NEO during any period beginning four business days before and ending one business day after the filing of any periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any current report on Form 8-K that disclosed material non-public information. More broadly, the Company has not awarded options (or similar awards) in the last three years, and no such awards are currently outstanding or expected to be made.
MNPI Disclosure Timed for Compensation Value	false